Note 14 - Retirement and Pension Plans - Changes in Projected Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Projected benefit obligation, beginning of the year	$ 979	$ 1,018	$ 1,026
Service cost	3	3	4
Interest cost	7	7	10
Actuarial loss (gain)	19	(34)	10
Settlement	(26)	(38)
Effect of changes in foreign exchange rate	52	23	(32)
Projected benefit obligation, end of the year	1,034	979	1,018
Fair value of plan assets, beginning of the year	765	697	671
Employer contributions	19	19	20
Actual return on plan assets	31	31	27
Effect of changes in foreign exchange rate	42	18	(21)
Fair value of plan assets, end of the year	$ 857	$ 765	$ 697